CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			71 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	May 31, 2013 IPO [Member]
Proceeds from Convertible Debt	$ 115	$ 600	$ 0	$ 935	$ 715	$ 715
Debt Instrument, Interest Rate During Period	6.00%
Debt Conversion, Converted Instrument, Shares Issued							123,553
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature							980
Interest Expense, Debt	$ 203	$ 52